Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		3 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Net revenues - third parties				$ 6,535,956	$ 41,337,664
Net revenues - related party					433,383
Net revenues		$ 1,136,799	$ 1,786,226	6,535,956	41,771,047
Cost of revenues		(1,095,226)	(683,404)	(3,678,863)	(36,006,510)
Gross profit		41,573	1,102,822	2,857,093	5,764,537
Selling expenses		(68,930)	(130,029)	(393,617)	(718,754)
General and administrative expenses		(703,434)	(1,091,455)	(3,386,690)	(4,344,435)
Impairment loss of fixed assets and intangible asset			(327,632)	(327,632)
Impairment loss of deposit for leasehold improvement					(425,068)
Provision for doubtful accounts, net of recovery		(18,353)	(889,078)	(14,910,502)	(3,978,893)
Stock-based compensation			(414,708)	(1,576,756)	(2,267,833)
Total operating expenses		(790,717)	(2,852,902)	(20,595,197)	(11,734,983)
Operating loss		(749,144)	(1,750,080)	(17,738,104)	(5,970,446)
Other income, net		688	1,456	(4,522)	(120,798)
Net loss before provision for income taxes		(748,456)	(1,748,624)	(17,742,626)	(6,091,244)
Income tax expense				(186,021)	(920,869)
Net loss		(748,456)	(1,748,624)	(17,928,647)	(7,012,113)
Net loss attributable to non-controlling interest		(14,665)	(121,271)	(1,475,753)	(478,269)
Net loss attributable to Sino-Global Shipping America, Ltd.		(733,791)	(1,627,353)	(16,452,894)	(6,533,844)
Comprehensive loss
Net loss		(748,456)	(1,748,624)	(17,928,647)	(7,012,113)
Other comprehensive loss - foreign currency		(7,573)	(503,667)	(383,203)	(281,224)
Comprehensive loss		(756,029)	(2,252,291)	(18,311,850)	(7,293,337)
Less: Comprehensive (loss) income attributable to non-controlling interest		(213,489)	21,273	(1,368,739)	(360,794)
Comprehensive loss attributable to Sino-Global Shipping America, Ltd.		$ (542,540)	$ (2,273,564)	$ (16,943,111)	$ (6,932,543)
Loss per share
Basic and diluted	[1]	$ (0.19)	$ (0.5)	$ (4.78)	$ (2.27)
Weighted average number of common shares used in computation
Basic and diluted	[1]	3,828,354	3,245,083	3,442,448	2,883,887

[1]	Shares and per share data are presented on a retroactive basis to reflect the 1-for-5 reverse stock split on July 7, 2020.